Turnover and segment information - Segment Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total Operating profit	£ 6,745	£ 6,433	£ 4,357
Finance income	115	76	14
Finance costs	(792)	(879)	(769)
Gain/(loss) on disposal of interest in associates	1	0	(36)
Share of after-tax profits/(losses) of associates and joint ventures	(5)	(2)	33
Profit before taxation	6,064	5,628	3,599
Taxation	(756)	(707)	(83)
Profit after taxation from continuing operations	5,308	4,921	3,516
Segment profit
Disclosure of operating segments [line items]
Total Operating profit	9,049	8,530	6,900
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Total Operating profit	14,656	13,590	11,467
Segment profit | Research and development
Disclosure of operating segments [line items]
Total Operating profit	(5,607)	(5,060)	(4,567)
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Total Operating profit	(263)	(379)	(407)
Other reconciling items between segment profit and operating profit
Disclosure of operating segments [line items]
Total Operating profit	£ (2,041)	£ (1,718)	£ (2,136)